Consolidated Statements of Changes in Redeemable Non-Controlling Interests and Equity - USD ($) $ in Thousands		Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Canadian Solar Inc. Shareholders' Equity	Non-Controlling Interests	Total
Balance at Dec. 31, 2022		$ 835,543	$ 1,127	$ 1,275,520	$ (170,551)	$ 1,941,639	$ 365,055	$ 2,306,694
Balance (in shares) at Dec. 31, 2022		64,506,055
Increase (Decrease) in Stockholders' Equity
Net income				274,187		274,187	89,447	363,634
Foreign currency translation adjustment					6,759	6,759	1,382	8,141
Share-based compensation			46,981			46,981	8,354	55,335
Subsidiary's shares under employee incentive plan							36,416	36,416
Exercise of RSUs (in shares)		1,652,686
Subsidiary's equity offering	[1]		244,629		38,395	283,024	644,873	927,897
Acquisition of non-controlling interest's ownership							(1,446)	(1,446)
Proceeds from non-controlling interests							5,910	5,910
Distributions to non-controlling interests							(3,990)	(3,990)
Change in fair value of available-for-sale debt securities					(3,487)	(3,487)		(3,487)
Change in fair value of interest rate swap					(1,124)	(1,124)		(1,124)
Share of change in fair value of interest rate swap of affiliates					11,264	11,264		11,264
Balance at Dec. 31, 2023		$ 835,543	292,737	1,549,707	(118,744)	2,559,243	1,146,001	3,705,244
Balance (in shares) at Dec. 31, 2023		66,158,741
Increase (Decrease) in Stockholders' Equity
Net income								(77,862)
Net income (loss)				36,051		36,051	18,562	54,613
Foreign currency translation adjustment					(80,994)	(80,994)	(31,947)	(112,941)
Subsidiary's repurchase of its common shares			(55,730)		3,824	(51,906)	(27,676)	(79,582)
Subsidiary's issuance of redeemable preferred shares	[2]		330,682		(1,812)	328,870		328,870
Share-based compensation			21,404			21,404		21,404
Exercise of RSUs (in shares)		795,893
Acquisition of non-controlling interest's ownership			1,485			1,485	(9,569)	(8,084)
Proceeds from non-controlling interests							18,707	18,707
Distributions to non-controlling interests							(27,609)	(27,609)
Change in fair value of available-for-sale debt securities					2,223	2,223		2,223
Change in fair value of interest rate swap					(1,569)	(1,569)		(1,569)
Share of change in fair value of interest rate swap of affiliates					693	693		693
Balance at Dec. 31, 2024		$ 835,543	590,578	1,585,758	(196,379)	2,815,500	1,086,469	$ 3,901,969
Balance (in shares) at Dec. 31, 2024		66,954,634						66,954,634
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income								$ (132,475)
Subsidiary's issuance of redeemable preferred shares	[2]							153,374
Capital contributions from tax equity investors in subsidiaries								226,935
Balance at Dec. 31, 2024								247,834
Increase (Decrease) in Stockholders' Equity
Net income								(183,763)
Net income (loss)				(104,126)		(104,126)	42,928	(61,198)
Foreign currency translation adjustment					120,777	120,777	20,254	141,031
Subsidiary's repurchase of its common shares			(52,479)		3,144	(49,335)	(20,800)	(70,135)
Share-based compensation			30,822			30,822		30,822
Exercise of RSUs (in shares)		855,502
Acquisition of non-controlling interest's ownership							(11,499)	(11,499)
Proceeds from non-controlling interests							15,385	15,385
Distributions to non-controlling interests							(20,637)	(20,637)
Distribution to non-controlling interests								(6,379)
Change in fair value of available-for-sale debt securities					363	363		363
Change in fair value of interest rate swap					(3,726)	(3,726)		(3,726)
Share of change in fair value of interest rate swap of affiliates					(2,304)	(2,304)		(2,304)
Balance at Dec. 31, 2025		$ 835,543	$ 568,921	$ 1,481,632	$ (78,125)	$ 2,807,971	$ 1,135,098	$ 3,943,069
Balance (in shares) at Dec. 31, 2025		67,810,136						67,810,136
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income								$ (122,565)
Capital contributions from tax equity investors in subsidiaries								207,669
Balance at Dec. 31, 2025								$ 326,559

[1]	2023 IPO of CSI Solar Co., Ltd. See Note 1 for details.
[2]	2024 issuance of redeemable preferred shares by Recurrent Energy B.V. See Note 1 for details.